Related Party Transactions - Frontline, and Seatankers Transactions - Additional Information (Detail) - Frontline [Member] - Ship Finance International Ltd VIEs [Member] - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Related party expense		$ 1.5
Net income	$ 1.1